RELATED PARTY TRANSACTIONS - Related Parties Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash collection on behalf of An Yue | Anyue School (Beijing) Education Technology Co., Ltd
Related Party Transaction
Expenses from transactions with related party	¥ 1,225
Chuanbang | Cash collection service expense to Chuanbang
Related Party Transaction
Expenses from transactions with related party		¥ 39	¥ 79
Bolton School | Franchise income from Bolton School
Related Party Transaction
Revenue from related party	453	462	518
Bolton School | Training service expense to Bolton School
Related Party Transaction
Expenses from transactions with related party	¥ 429	¥ 811	305
Ningxia Company | Franchise, training and consulting service income from Ningxia Company
Related Party Transaction
Revenue from related party			(11)
Beijing Huimoer Technology Co., Ltd | Technical consulting service expenses and labor expenses to Beijing Huimoer
Related Party Transaction
Expenses from transactions with related party			148
Ms. Han Lijuan
Related Party Transaction
Interest income derived from the loan to related party			¥ 81